Defined Contribution Benefit Plan	12 Months Ended
Dec. 31, 2022
Infinity Pharmaceuticals Inc [Member]
Retirement Benefits [Line Items]
Defined Contribution Benefit Plan
14. Defined Contribution Benefit Plan
We sponsor a 401(k) retirement plan in which substantially all of our full-time employees are eligible to participate. Participants may contribute a percentage of their annual compensation to this plan, subject to statutory limitations. During the years ended December 31, 2022 and 2021, we matched participants’ contributions up to 6% of the participant’s pre-tax
salary. Our matching contributions for the years ended December 31, 2022 and 2021 was $0.3 million and $0.2 million, respectively.